UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025
OPERATING ACTIVITIES
(Loss)/Profit for the period	$ (7,448,232)	$ (6,198,053)
Adjustments to reconcile profit to net cash flows
Income tax	2,082,995	(1,266,409)
Financial results	12,572,783	9,833,069
Depreciation of property, plant and equipment	1,530,447	1,524,370
Amortization of intangible assets	3,248,270	3,026,403
Depreciation of leased assets	1,052,983	760,728
Restructuring and transactional expenses	642,844
Share-based incentive and stock options	533	809,585
Share of profit or loss of joint ventures and associates	(296,772)	586,318
Provisions for contingencies	33,451	297,159
Allowance for impairment of trade debtors	655,034	184,879
Allowance for obsolescence	457,274	614,618
Initial recognition and changes in the fair value of biological assets	(160,540)	(666,175)
Changes in the net realizable value of agricultural products after harvest	340,072	(563,145)
Gain on sale of equipment and intangible assets	2,602	(326,561)
Working capital adjustments
Trade receivables	5,400,597	11,318,922
Other receivables	(1,082,399)	(5,362,397)
Income and minimum presumed income taxes	(1,693,562)	(2,470,954)
Inventories and biological assets	(451,257)	7,438,097
Trade and other payables	(2,873,750)	(17,603,938)
Employee benefits and social security	(649,989)	1,000,042
Deferred revenue and advances from customers	(1,560,916)	1,744,616
Interest collected	2,555,154	435,469
Inflation effects on working capital adjustments	19,365	40,182
Net cash flows generated by operating activities	14,376,987	5,156,825
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment		336,726
Proceeds from financial assets	160,544	5,813,446
Investment in financial assets	(53,983)	(2,738,959)
Purchase of property, plant and equipment	(672,115)	(1,278,332)
Capitalized development expenditures	(668,297)	(1,654,017)
Purchase of intangible assets	(30,214)	(207,101)
Net cash flows (used by)/generated by investing activities	(1,264,065)	271,763
FINANCING ACTIVITIES
Proceeds from borrowings	11,845,324	39,888,252
Repayment of borrowings and financed payments	(34,843,516)	(51,585,854)
Interest payments	(3,854,103)	(4,808,496)
Other financial payments	(566,451)	(1,102,617)
Leased assets payments	(1,291,338)	(1,189,615)
Net cash flows used by financing activities	(28,710,084)	(18,798,330)
Net decrease in cash and cash equivalents	(15,597,162)	(13,369,742)
Inflation effects on cash and cash equivalents	(44)	(21)
Cash and cash equivalents as of beginning of the period	32,695,079	44,473,270	$ 44,473,270
Effect of exchange rate changes on cash and equivalents	(1,592,727)	1,174,904
Cash and cash equivalents as of the end of the period	$ 15,505,146	$ 32,278,411	$ 32,695,079